Statements of Cash Flows (Unaudited) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (450)	$ (1,500)	$ (1,950)
Decrease (increase) in assets:
Prepaid expenses	(1,500)	1,500
Net cash used in operating activities	(1,950)	0	(1,950)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable, related parties	2,000		2,000
Net cash provided by financing activities	2,000	0	2,000
NET CHANGE IN CASH	50	0	50
CASH AT BEGINNING OF PERIOD	50	50	50
CASH AT END OF PERIOD	50	50	50
SUPPLEMENTAL INFORMATION:
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of related party debt	2,000		2,000
Issuance of common stock to founders	$ 7,000		$ 7,000